Organization and Summary of Significant Accounting Policies (Details 8) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Intangible assets carrying value and accumulated amortization
Patents, engineering drawings and software	$ 890	$ 890
Less: accumulated amortization	(354)	(255)
Total	$ 536	$ 635